Note 15 - Income Taxes - Loss Carryforwards (Details) $ in Thousands	Oct. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Loss carryforwards	$ 2,205
Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	1,235
United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	970
Two thousand and thirty four [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty four [member] | Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty four [member] | United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty five [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty five [member] | Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty five [member] | United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty six [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty six [member] | Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty six [member] | United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty seven [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty seven [member] | Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty seven [member] | United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty eight [member]
Statement Line Items [Line Items]
Loss carryforwards	55
Two thousand and thirty eight [member] | Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	55
Two thousand and thirty eight [member] | United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and thirty nine [member]
Statement Line Items [Line Items]
Loss carryforwards	549
Two thousand and thirty nine [member] | Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	549
Two thousand and thirty nine [member] | United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
Two thousand and forty [member]
Statement Line Items [Line Items]
Loss carryforwards	631
Two thousand and forty [member] | Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	631
Two thousand and forty [member] | United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
No expiration [member]
Statement Line Items [Line Items]
Loss carryforwards	970
No expiration [member] | Canada 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	0
No expiration [member] | United States 1 [member]
Statement Line Items [Line Items]
Loss carryforwards	$ 970